Right-of-Use Assets and Lease Liability - Schedule of Maturity of Lease Liability (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Nine months ended December 31, 2020	$ 173,397
Year ended December 31, 2021	354,561	$ 344,229
Year ended December 31, 2022	271,854	354,561
Total	799,812	970,644
Less: Imputed Interest	(87,521)	(114,011)
Present value of our lease liability	$ 712,291	$ 856,633